SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total share-based compensation expense	$ 2,562	$ 1,662	$ 2,053
Cost of revenues [Member]
Total share-based compensation expense	289	110	71
Research and development, net [Member]
Total share-based compensation expense	236	243	366
Sales and marketing [Member]
Total share-based compensation expense	700	545	708
General and administrative [Member]
Total share-based compensation expense	$ 1,337	$ 764	$ 908